Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment losses
Impairment of intangible assets (Note 8)		$ (1,153)
Impairment of property, plant and equipment (Note 9)	$ (56,999)	1,663	$ (71,929)
Impairment of non-current financial assets		(373)
Impairment of other			(1,415)
Impairment (reversal)/losses	(56,999)	137	(73,344)
Net (loss) gain due to changes in the value of assets
Other (loss) / profit	349	758	158
Net (loss) gain due to changes in the value of assets	349	758	158
(Loss) gain on disposal of non-current assets
Gain on disposal of intangible assets			1,692
Loss on disposal of intangible assets	(190)
Gain on disposal of property, plant and equipment	485	2,462	473
Loss on disposal of property, plant and equipment	(754)	(1,123)	(873)
Gain on disposal of other non-current assets		47
Total (loss) gain on disposal of non-current assets	$ (459)	$ 1,386	$ 1,292